Schedule I	12 Months Ended
Dec. 31, 2022
Financial Information [Abstract]
Condensed Financial Information of the Parent Company

Schedule I—Condensed Financial Information of the Parent Company

Balance Sheets

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
			(Note 2(e))
Assets
Current assets
Cash and cash equivalents	33,320	115,480	16,743
Short-term investments	-	345,171	50,045
Prepayments and other current assets	2,494	483	70
Amounts due from subsidiaries	6,157,680	5,550,398	804,735
Total current assets	6,193,494	6,011,532	871,593
Non-current assets
Restricted cash	-	41,383	6,000
Total non-current assets	-	41,383	6,000
Total assets	6,193,494	6,052,915	877,593
Liabilities and shareholders' equity (deficit)
Current liabilities
Accrued expenses and other liabilities	19,766	6,689	970
Amounts due to subsidiaries	-	13,084	1,897
Total current liabilities	19,766	19,773	2,867
Non-current liabilities
Deficit of investments in subsidiaries and VIE	458,360	1,268,420	183,904
Deferred income	56,180	45,280	6,565
Total non-current liabilities	514,540	1,313,700	190,469
Total liabilities	534,306	1,333,473	193,336
Shareholders’ equity (deficit)

Ordinary Shares (US$0.00001 par value; 10,000,000,000 ordinary shares authorized, comprising of 6,000,000,000 Class A ordinary shares, 960,852,606 Class B ordinary shares and 3,039,147,394 shares each of such classes to be designated as of December 31, 2021 and December 31, 2022; 1,938,303,919 Class A shares and 758,869,844 Class B ordinary shares issued; 1,789,239,887 Class A ordinary shares and 737,513,429 Class B ordinary shares outstanding as of and December 31, 2021; 2,030,600,883 Class A shares and 666,572,880 Class B ordinary shares issued; 1,569,677,384 Class A ordinary shares and 666,572,880 Class B ordinary shares outstanding as of and December 31, 2022)

	173	173	25
Treasury shares	(22,330)	(669,150)	(97,018)
Additional paid-in capital	11,697,942	12,038,802	1,745,462
Accumulated deficit	(5,760,817)	(6,576,188)	(953,458)
Accumulated other comprehensive income (loss)	(255,780)	(74,195)	(10,754)
Total shareholders' (deficit) equity	5,659,188	4,719,442	684,257
Total liabilities and shareholders’ equity (deficit)	6,193,494	6,052,915	877,593

Statements of Income and Comprehensive Income

(All amounts in thousands)

	As of December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				(Note 2(e))

General and administrative expenses	(9,871)	(28,484)	(19,329)	(2,802)
Loss from operations	(9,871)	(28,484)	(19,329)	(2,802)
Financial income	5,309	880	1,181	171
Foreign currency exchange losses	-	-	(6)	(1)
Loss from subsidiaries and VIE	(2,683,245)	(1,527,645)	(812,151)	(117,750)
Other income, net	-	14,515	14,934	2,165
Net loss attributable to Yatsen Holding Limited’s shareholders	(2,687,807)	(1,540,734)	(815,371)	(118,217)
Accretion to Preferred Shares	(242,209)	-	-	-
Deemed dividends due to modification of Preferred Shares	(1,054,220)	-	-	-
Net loss attributable to ordinary shareholders of Yatsen Holding Limited	(3,984,236)	(1,540,734)	(815,371)	(118,217)

Net loss attributable to Yatsen Holding Limited’s shareholders	(2,687,807)	(1,540,734)	(815,371)	(118,217)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil tax	(111,697)	(158,515)	181,585	26,327
Comprehensive loss attributable to Yatsen Holding Limited’s shareholders	(2,799,504)	(1,699,249)	(633,786)	(91,890)

Statements of Cash Flows

(All amounts in thousands)

	As of December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				(Note 2(e))
Net cash provided by (used in) operating activities	(20,890)	45,330	(25,271)	(3,664)
Capital contribution to Group companies	(624,978)	(25,856)	-	-
Purchases of short-term investments	-	-	(342,380)	(49,640)
Advances to Group companies	(5,487,408)	(2,060,287)	(1,396,460)	(202,468)
Receival of advances repayment from Group companies	840	1,165,010	2,539,576	368,204
Acquisition of businesses, net of cash and cash equivalents acquired	(3,196)	-	-	-
Net cash provided by (used in) investing activities	(6,114,742)	(921,133)	800,736	116,096
Proceeds from issuance of Preferred Shares, net of issuance costs	3,909,059	-	-	-
Proceeds from issuance of Ordinary Shares, net of issuance costs	4,389,910	-	-	-
Repurchases of Ordinary Shares	(491,167)	(15,161)	(654,650)	(94,915)
Repurchases of Preferred Shares	(1,076,771)	-	-	-
Issuance costs of issuance of Ordinary Shares in IPO	-	-	(1,706)	(247)
Repayment of a shareholder receivable resulting from Repurchases of Ordinary Shares	-	12,959	-	-
Proceeds from exercise of vested share options	-	-	1,906	276
Net cash provided by (used in) financing activities	6,731,031	(2,202)	(654,450)	(94,886)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(66,906)	(23,679)	2,528	366
Net increase in cash, cash equivalents and restricted cash	528,493	(901,684)	123,543	17,912
Cash and cash equivalents and restricted cash at the beginning of the year	406,511	935,004	33,320	4,831
Cash and cash equivalents and restricted cash at the end of the year	935,004	33,320	156,863	22,743

Schedule I—Condensed Financial Information of the Parent Company

Notes to Schedule I

(All amounts in thousands)

(1) BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company has used the equity method to account for investments in its subsidiaries. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.

(2) INVESTMENTS IN SUBSIDIARIES

The Company and its subsidiaries were included in the consolidated financial statements where the inter-company transactions and balances were eliminated upon consolidation. For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries were reported using the equity method of accounting. The Company’s share of income (loss) from its subsidiaries were reported as equity in earnings of subsidiaries in the accompanying parent company financial statements.